Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011	Sep. 30, 2010
Current Assets
Cash and cash equivalents	$ 32,455	$ 78,373
Other receivables	10,496	10,379
Security deposit	16,909
Total Current Assets	59,860	88,752
Property and equipment, net	26,473	31,957
Security deposit		16,330
[AssetsNoncurrent]	26,473	48,287
Total Assets	86,333	137,039
Current Liabilities
Other payables	15,365	32,554
Loan from related parties	761,146	596,565
Total Current Liabilities	776,511	629,119
Total Liabilities	776,511	629,119
Stockholders' Deficiency
Common stock, $0.001 par value, authorized 1,750,000,000 shares, 3,272,311 shares issued and outstanding as of June 30, 2011 and September 30, 2010	3,272	3,272
Additional paid-in capital	10,099,040	10,099,040
Accumulated deficit	(10,866,998)	(10,655,326)
Accumulated other comprehensive income	74,508	60,934
Total Stockholders' Deficiency	(764,686)	(553,014)
Total Liabilities and Stockholders’ Deficiency	$ 86,333	$ 137,039